Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
REVENUES:
Service revenue , net	$ 835,299	$ 802,197
Total Revenues	835,299	802,197
EXPENSES:
Drilling rigs and drillships operating expenses	295,711	334,604
Depreciation and amortization (Note 6)	177,150	158,091
General and administrative expenses	53,411	63,405
Other, net	(2,630)	1,588
Operating income	311,657	244,509
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 12)	(141,987)	(150,483)
Interest income	6,827	6,727
Loss on interest rate swaps (Note 9)	(10,061)	(10,167)
Other, net	(7,626)	1,397
Total other expenses, net	(152,847)	(152,526)
INCOME BEFORE INCOME TAXES	158,810	91,983
Income taxes (Note 11)	(42,797)	(23,933)
NET INCOME ATTRIBUTABLE TO OCEAN RIG UDW INC.	116,013	68,050
NET INCOME ATTRIBUTABLE TO OCEAN RIG UDW INC COMMON STOCKHOLDERS (Note 13)	$ 115,536	$ 67,856
EARNINGS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 13)	$ 0.86	$ 0.51
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 13)	134,927,763	131,837,490
Dividend declared per share	$ 0.38	$ 0.19